Schedule of Financial Lease Right-of-use Assets (Details) - Theralink Technologies Inc [Member] - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Financing ROU assets	$ 231,841	$ 231,841
Less accumulated amortization	(212,853)	(166,887)
Balance of Financing ROU assets	$ 18,988	$ 64,954